UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check  here  if  Amendment [ ]; Amendment Number:
                                                  -----
This Amendment (Check only one.): [ ] is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              The Cincinnati Specialty Underwriters Insurance Company
Address:           6200 South Gilmore Road
                   Fairfield, Ohio 45014

13F File Number:   028-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio        May 2, 2013
------------------------       ----------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
   N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                              ---------
Form 13F Information Table Entry Total:       28
                                              ---------
Form 13F Information Table Value Total        64,111
                                              ---------
                                              (thousands)

List of Other Included Managers:

No.          File No.               Name
01           028-10798              Cincinnati Financial Corporation


                             COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5            COLUMN 6     COLUMN 7        COLUMN 8
 ISSUER                   TITLE OF CLASS    CUSIP    FMV(000)  SHARES/    SH/  PUT/  INVESTMENT DIS  OTH MGRS  SOLE  SHARED  NONE
                                                               PRINCIPAL  PRN  CALL
3M CO                     COMMON          88579Y101   4,263     40,100    SH    -    SHARED-OTHER    01        -      40,100  -
ABBOTT LABORATORIES       COMMON          002824100     961     27,200    SH    -    SHARED-OTHER    01        -      27,200  -
ABBVIE INC                COMMON          00287Y109   1,109     27,200    SH    -    SHARED-OTHER    01        -      27,200  -
AGL RESOURCES INC         COMMON          001204106   1,594     38,000    SH    -    SHARED-OTHER    01        -      38,000  -
APPLE INC                 COMMON          037833100   4,869     11,000    SH    -    SHARED-OTHER    01        -      11,000  -
AUTOMATIC DATA PROCESSING COMMON          053015103   3,056     47,000    SH    -    SHARED-OTHER    01        -      47,000  -
BAXTER INTERNATIONAL INC  COMMON          071813109   1,453     20,000    SH    -    SHARED-OTHER    01        -      20,000  -
BLACKROCK INC             COMMON          09247X101   2,569     10,000    SH    -    SHARED-OTHER    01        -      10,000  -
CHUBB CORP                COMMON          171232101   1,225     14,000    SH    -    SHARED-OTHER    01        -      14,000  -
CISCO SYSTEMS INC         COMMON          17275R102   1,870     89,500    SH    -    SHARED-OTHER    01        -      89,500  -
EMERSON ELECTRIC CO       COMMON          291011104   1,117     20,000    SH    -    SHARED-OTHER    01        -      20,000  -
GENERAL MILLS INC         COMMON          370334104   1,972     40,000    SH    -    SHARED-OTHER    01        -      40,000  -
HASBRO INC                COMMON          418056107   1,318     30,000    SH    -    SHARED-OTHER    01        -      30,000  -
INTEL CORP                COMMON          458140100   1,092     50,000    SH    -    SHARED-OTHER    01        -      50,000  -
INTL BUSINESS MACHINES
  CORP                    COMMON          459200101   1,706      8,000    SH    -    SHARED-OTHER    01        -       8,000  -
JP MORGAN CHASE           COMMON          46625H100   4,414     93,000    SH    -    SHARED-OTHER    01        -      93,000  -
LEGGETT & PLATT INC       COMMON          524660107   4,756    140,800    SH    -    SHARED-OTHER    01        -     140,800  -
MCDONALD'S CORP           COMMON          580135101   1,146     11,500    SH    -    SHARED-OTHER    01        -      11,500  -
MICROSOFT CORP            COMMON          594918104   1,716     60,000    SH    -    SHARED-OTHER    01        -      60,000  -
NUCOR CORP                COMMON          670346105   1,523     33,000    SH    -    SHARED-OTHER    01        -      33,000  -
PRAXAIR INC               COMMON          74005P104   1,450     13,000    SH    -    SHARED-OTHER    01        -      13,000  -
RPM INTERNATIONAL INC     COMMON          749685103   2,526     80,000    SH    -    SHARED-OTHER    01        -      80,000  -
SPECTRA ENERGY CORP       COMMON          847560109   4,490    146,000    SH    -    SHARED-OTHER    01        -     146,000  -
UNITED TECHNOLOGIES CORP  COMMON          913017109   2,429     26,000    SH    -    SHARED-OTHER    01        -      26,000  -
US BANCORP                COMMON          902973304   2,664     78,500    SH    -    SHARED-OTHER    01        -      78,500  -
VERIZON COMMUNICATIONS
  INC                     COMMON          92343V104   1,475     30,000    SH    -    SHARED-OTHER    01        -      30,000  -
WAL-MART STORES INC       COMMON          931142103   1,272     17,000    SH    -    SHARED-OTHER    01        -      17,000  -
WISCONSIN ENERGY CORP     COMMON          976657106   4,075     95,000    SH    -    SHARED-OTHER    01        -      95,000  -
                                                     64,111